UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7740

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place,

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-777-0102

Date of fiscal year end: July 31

Date of reporting period: July 1, 2008–June 30, 2009

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07740
Reporting Period: 07/01/2008 - 06/30/2009
Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

========== WESTERN ASSET 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST ===========
==========                           INC.                            ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTERN ASSET 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Date: August 18, 2009